Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

May 11, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM International Mutual Funds (Invesco International Mutual Funds)
CIK 0000880859

Ladies and Gentlemen:

On behalf of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Fund”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post-Effective Amendment No. 68 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment is being filed in order to add the following new series of the Fund: Invesco Global Sustainable Equity Fund.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at 713-214-1968.

Very truly yours,

/s/ Stephen Rimes

Stephen Rimes

Assistant General Counsel